Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue
Services	$ 2,887.7	$ 2,996.1	$ 3,192.4
Technology	468.7	460.4	514.0
Total revenue	3,356.4	3,456.5	3,706.4
Cost of revenue:
Services	2,394.2	2,405.5	2,567.7
Technology	184.4	202.6	165.2
Cost of Revenue, Total	2,578.6	2,608.1	2,732.9
Selling, general and administrative expenses	554.1	559.4	572.8
Research and development expenses	68.8	69.5	81.5
Costs and Expenses, Total	3,201.5	3,237.0	3,387.2
Operating profit	154.9	219.5	319.2
Interest expense	9.2	9.9	27.5
Other income (expense), net	(0.2)	9.8	(37.6)
Income before income taxes	145.5	219.4	254.1
Provision for income taxes	86.2	99.3	97.3
Consolidated net income	59.3	120.1	156.8
Net income attributable to noncontrolling interests	12.6	11.6	11.2
Net income attributable to Unisys Corporation	46.7	108.5	145.6
Preferred stock dividends	2.7	16.2	16.2
Net income attributable to Unisys Corporation common shareholders	$ 44.0	$ 92.3	$ 129.4
Earnings per common share attributable to Unisys Corporation
Basic	$ 0.89	$ 2.10	$ 2.95
Diluted	$ 0.89	$ 2.08	$ 2.84